PROPERTY AND EQUIPMENT (FY)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5. PROPERTY AND EQUIPMENT

The following table presents major classifications of property and equipment and the related useful lives (in thousands, except useful lives):

		December 31,
Useful Lives		2020	2019
Computers and office equipment	3 years	$1,684	$1,750
Furniture and fixtures	5 years	305	901
Leasehold improvements	7 years	320	503
Software development costs	3 years	18,913	8,798
Total		21,222	11,952
Less: Accumulated depreciation and amortization		(6,206)	(3,224)
Property and equipment, net		$15,016	$8,728

Depreciation and amortization expense for property and equipment for the years ended December 31, 2020 and 2019 was $3.7 million and $1.3 million, respectively, included in our consolidated statements of operations.

As of December 31, 2020 and 2019, the unamortized balance of capitalized software development costs was $14.0 million and $7.1 million, respectively. Amortization of capitalized software development costs for the years ended December 31, 2020 and 2019 was $3.0 million and $1.2 million, respectively, included in depreciation and amortization of our consolidated statements of operations.